The Company and Basis of Presentation (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) ft² m² shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024	Jun. 30, 2025 USD ($) ft²
The Company and Basis of Presentation [Abstract]
Area of manufacturing | ft²	9,000			9,000
Services and delivery of materials (in Dollars) | $	$ 150	$ 11,900
Obligated government contracts amounted (in Dollars) | $	$ 9,000			$ 266
Goleta, California [Member]
The Company and Basis of Presentation [Abstract]
Area of manufacturing | m²	2,400
Customer Concentration Risk [Member] | Customers E [Member] | Revenue [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage	65.00%
Customer Concentration Risk [Member] | Customers E [Member] | Accounts Receivable [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage	72.00%
Customer Concentration Risk [Member] | Customers B [Member] | Revenue [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage	17.00%	10.00%
Customer Concentration Risk [Member] | Customers B [Member] | Accounts Receivable [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage	13.00%	16.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage		36.00%	36.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage		53.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage		21.00%	17.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage			18.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage		10.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage		16.00%	28.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage		10.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
The Company and Basis of Presentation [Abstract]
Concentration risk, percentage		16.00%	54.00%
Share-Based Payment Arrangement, Option [Member]
The Company and Basis of Presentation [Abstract]
Antidilutive earning per share (in Shares) | shares	1,522,371
Warrant [Member]
The Company and Basis of Presentation [Abstract]
Antidilutive earning per share (in Shares) | shares	533,835